UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:           811-21125

                         BlackRock California Municipal Income Trust II
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809
(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock California Municipal Income Trust II
40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code:           888-825-2257

Date of fiscal year end:           August 31, 2006

Date of reporting period:           May 31, 2006

Item 1. Schedule of Investments.
The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
MAY 31, 2006

BlackRock California Municipal Income Trust II (BCL)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS—155.2%
			California—151.8%
			Anaheim Pub. Fin. Auth. RB, Pub. Impvt. Proj.,
AAA	$15,000		Ser. C, Zero Coupon, 9/01/34, FSA	No Opt. Call	$ 3,648,000
AAA	10,000		Ser. C, Zero Coupon, 9/01/36, FSA	No Opt. Call	2,193,800
A+	8,000		California GO, 5.50%, 11/01/33	11/13 @ 100	8,550,720
A+	5,020		Chula Vista Indl. Dev. RB, 5.00%, 12/01/27	12/15 @ 102	5,116,735
AAA	6,000		Corona Norco Unified Sch. Dist. ST, Cmnty. Facs. Dist. No. 98-1 Proj.,
			5.10%, 9/01/32, AMBAC	09/12 @ 100	6,121,560
A	6,000	[3,4]	Dept. of Wtr. Res. Pwr. Sply. RB, Ser. A, 5.375%, 5/01/12	N/A	6,576,900
AAA	3,000		East Bay Mun. Util. Dist. Wtr. Sys. RB, Ser. A, 5.00%, 6/01/35, MBIA	06/15 @ 100	3,094,200
			Foothill/Eastn. Transp. Corridor Agcy. Toll Rd. RB,
BBB	6,550		Zero Coupon, 1/15/30	01/10 @ 30.966	1,636,452
AAA	15,470	[5]	Ser. A, Zero Coupon, 1/01/26	ETM	6,094,406
AAA	4,890	[5]	Ser. A, Zero Coupon, 1/01/30	ETM	1,548,908
			Golden St. Tobacco Sec. Corp. RB,
AAA	2,920		5.00%, 6/01/45, AMBAC	06/15 @ 100	2,962,223
BBB	2,900		Ser. A-1, 6.625%, 6/01/40	06/13 @ 100	3,216,535
BBB	11,100		Ser. A-1, 6.75%, 6/01/39	06/13 @ 100	12,393,261
AAA	5,650	[3]	Ser. B, 5.50%, 6/01/13	N/A	6,183,868
AAA	3,000	[3]	Ser. B, 5.625%, 6/01/13	N/A	3,306,180
			Infrastructure & Econ. Dev. RB,
AAA	2,500		Auth. Rand Corp. Proj., Ser. A, 5.25%, 4/01/42, AMBAC	04/12 @ 100	2,588,475
AAA	7,600	[3]	Bay Area Toll Brdgs. Proj., Ser. A, 5.00%, 1/01/28, AMBAC	N/A	8,153,660
A+	1,735		Kaiser Hosp. Asst. LLC Proj., Ser. A, 5.55%, 8/01/31	08/11 @ 102	1,816,111
AAA	5,000		La Quinta Redev. Agcy. TA, Redev. Proj. Area No. 1, 5.125%, 9/01/32, AMBAC	09/12 @ 102	5,153,750
			Los Angeles Dept. of Wtr. & Pwr. RB,
AAA	1,500		Pwr. Sys., 5.00%, 7/01/35, FSA	07/15 @ 100	1,544,040
AAA	5,500		Wtr. Wks., Ser. A, 5.125%, 7/01/41, FGIC	07/11 @ 100	5,616,655
B-	1,785		Los Angeles Regl. Arpt. Impvt. Corp. Lease RB, American Airlines, Inc. Proj.,
			Ser. C, 7.50%, 12/01/24	12/12 @ 102	1,921,999
A	3,500		Mobilehome Park Fin. Auth. RB, Palomar Estates East & West Proj.,
			Ser. A, 5.25%, 3/15/34, ACA	03/13 @ 102	3,568,740
			Oxnard Impvt. Bond Dist. No. 1 SA, 1 Rice Ave. Proj.,
NR	1,910		5.625%, 9/02/27	09/06 @ 103	1,930,590
NR	1,905		5.70%, 9/02/32	09/06 @ 103	1,901,038
BBB	1,180		Poll. Ctrl. Sld. Wst. RB, Wst. Mgmt., Inc. Proj., Ser. A-2, 5.40%, 4/01/25	04/15 @ 101	1,220,828
			Poway Unified Sch. Dist. ST, Cmnty. Facs. Dist. No. 6 Proj.,
NR	1,500		5.50%, 9/01/25	09/10 @ 102	1,518,585
NR	1,700		5.60%, 9/01/33	09/10 @ 102	1,721,760
A-	2,470		Rohnert Park Fin. Auth. RB, Rancho Feliz Mobile Home Park Proj., Ser. A, 5.625%, 9/15/28	09/13 @ 100	2,490,748
AAA	5,000		Sacramento City Fin. Auth. RB, Cap. Impvt. Proj., Ser. A, 5.00%, 12/01/32, AMBAC	06/11 @ 100	5,139,800
NR	6,000		San Bernardino Cnty. Cmnty. Facs. ST, 5.90%, 9/01/33	09/12 @ 102	6,295,800
AAA	1,070		San Carlos Sch. Dist. Election 2005 GO, Ser. A, 5.00%, 10/01/30, MBIA	10/16 @ 100	1,105,674
AAA	8,665		San Diego Unified Sch. Dist. GO, Ser. D, 5.25%, 7/01/23, FGIC	07/12 @ 101	9,349,535
NR	5,000		San Francisco City & Cnty. Redev. Agcy. Cmnty. Facs. Dist. ST, Mission Bay South
			Proj., 6.25%, 8/01/33	08/11 @ 101	5,262,550
AAA	30,000		San Joaquin Hills Transp. Corridor Agcy. RB, Toll Rd. Proj., Ser. A, Zero Coupon,
			1/15/34, MBIA	No Opt. Call	7,529,100
			Santa Clarita Facs. Dist. ST, Valencia Town Ctr. Proj.,
NR	1,640		5.80%, 11/15/25	11/10 @ 102	1,671,144
NR	1,500		5.85%, 11/15/32	11/10 @ 102	1,529,250
AAA	2,685		Santa Rosa Wstwtr. RB, Ser. B, Zero Coupon, 9/01/25, AMBAC	No Opt. Call	1,057,944
BBB	2,200		So. Tahoe Joint Pwr. Fin. Auth. RB, So. Tahoe Redev. Proj. 1-A, 5.45%, 10/01/33	10/13 @ 100	2,235,640

1

BlackRock California Municipal Income Trust II (BCL) (continued)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			California (cont’d)
			Statewide Cmnty. Dev. Auth. RB,
A+	$5,000		Kaiser Permanente Proj., Ser. A, 5.50%, 11/01/32	11/12 @ 100	$ 5,199,200
A+	7,000		Mem. Hlth. Svcs. Proj., Ser. A, 5.50%, 10/01/33	04/13 @ 100	7,294,070
AA-	8,000		Sutter Hlth. Oblig Corp. Proj., Ser. B, 5.50%, 8/15/34	08/12 @ 100	8,405,680
BBB	1,600	[3]	Tobacco Sec. Auth. So. California Tobacco Settlement RB, Ser. A, 5.625%, 6/01/12	N/A	1,636,736
NR	2,000		Tustin Unified Sch. Dist. ST, Cmnty. Facs. Dist. 97-1 Proj., Ser. B, 5.60%, 9/01/29	09/12 @ 101	2,010,780
AAA	2,000		Univ. of California RB, Ser. A, 5.00%, 5/15/33, AMBAC	05/13 @ 100	2,043,460
NR	1,170		Val Verde Unified Sch. Dist. Fin. Auth. ST, 6.25%, 10/01/28	10/13 @ 102	1,216,437
AAA	2,000	[3]	Vernon Elec. Sys. RB, Malburg Generating Station Proj., 5.50%, 4/01/08	N/A	2,068,480
AAA	1,000		West Valley-Mission Cmnty. Coll. Dist. Election 2004 GO, 4.75%, 8/01/30, FSA	08/16 @ 100	1,001,540

					185,843,547

			Multi-State—3.4%
			Charter Mac Equity Issuer Trust,
A3	500	[6]	Ser. A, 5.75%, 4/30/15	No Opt. Call	528,125
A3	1,000	[6]	Ser. A, 6.00%, 4/30/19	No Opt. Call	1,078,370
Baa1	1,500	[6]	Ser. B, 6.00%, 4/30/15	No Opt. Call	1,554,285
Baa1	1,000	[6]	Ser. B, 6.30%, 4/30/19	No Opt. Call	1,053,290

					4,214,070

			Total Investments—155.2% (cost $177,569,7247)		$190,057,617
			Other assets in excess of liabilities—3.6%		4,353,080
			Preferred shares at redemption value, including dividends payable—(58.8)%		(71,972,268)

			Net Assets Applicable to Common Shareholders—100%		$122,438,429

[1]	Using the higher of Standard & Poor’s, Moody’s Investors Service or Fitch’s rating.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]	This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
[4]	Security pledged as collateral.
[5]	Security is collateralized by Municipal or U.S. Treasury obligations.
[6]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of May 31, 2006, the Trust held 3.4% of its net assets, with a current market value of $4,214,070, in securities restricted as to resale.
[7]	Cost for Federal income tax purposes is $177,549,566. The net unrealized appreciation on a tax basis is $12,508,051, consisting of $12,607,153 gross unrealized appreciation and $99,102 gross unrealized depreciation.

KEY TO ABBREVIATIONS

ACA	— American Capital Access	GO	— General Obligation
AMBAC	— American Municipal Bond Assurance Corp.	MBIA	— Municipal Bond Insurance Assoc.
ETM	— Escrowed to Maturity	RB	— Revenue Bond
FGIC	— Financial Guaranty Insurance Co.	ST	— Special Tax
FSA	— Financial Security Assurance	TA	— Tax Allocation

2

Item 2. Controls and Procedures.
(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications of the Registrant’s Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                BlackRock California Municipal Income Trust II

By:       /s/   Henry Gabbay
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: July 26, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/   Robert S. Kapito
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: July 26, 2006

By:       /s/   Henry Gabbay
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: July 26, 2006